Income Taxes - Summary of Income Before Income Taxes (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
U.S. income			$ 1,090	$ 1,587	$ 1,620
Non-U.S. income			1,422	1,288	1,090
Total	$ 546	$ 533	$ 2,512	$ 2,875	$ 2,710